Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares		Dec. 31, 2022 CNY (¥) shares
Issued capital [member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance	¥ 165,183		¥ 146,730	[1]	¥ 0	[1]
Balance	186,678	$ 25,575	165,183		146,730	[1]
Issuance of shares, net	3,380		7,175		25,910	[1]
Conversion of convertible bonds to shares	1,982		7,807
Exercise of options	¥ 16,133		¥ 3,471		¥ 219	[1]
Issued capital [member] | Ordinary shares [member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance (in Shares) | shares	2,455,202,303	2,455,202,303	2,196,978,125
Balance	¥ 24,552,023		¥ 21,969,781
Balance (in Shares) | shares	2,757,558,395	2,757,558,395	2,455,202,303		2,196,978,125
Balance	¥ 27,575,584		¥ 24,552,023		¥ 21,969,781
Issuance of shares, net (in Shares) | shares	47,619,050	47,619,050	101,000,000
Issuance of shares, net	¥ 476,191		¥ 1,010,000
Conversion of convertible bonds to shares (in Shares) | shares	27,888,690	27,888,690	108,760,310
Conversion of convertible bonds to shares	¥ 278,887		¥ 1,087,603
Exercise of options (in Shares) | shares	226,848,352	226,848,352	48,463,868
Exercise of options	¥ 2,268,483		¥ 484,639
Issued capital [member] | IFRS Common Stock [Member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance	165,183		146,730
Balance	186,678		165,183		146,730
Issuance of shares, net	3,380		7,175
Conversion of convertible bonds to shares	1,982		7,807
Exercise of options	16,133		3,471
Additional paid-in capital [member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance	7,196,341		6,358,600
Balance	7,389,684		7,196,341		6,358,600
Issuance of shares, net	1,145		128,247
Share-based compensation from ESOP	161,231		393,825
Share-based compensation from controlling shareholder ESOP	(810)		5,251
Conversion of convertible bonds to shares	27,803		311,528
Exercise of options	(8,159)		(1,110)
Capital contributions from non-controlling shareholders	12,133
Issued Capital And Additional Paid in Capital [Member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance	7,356,828		6,505,330
Balance	7,594,391		7,356,828		6,505,330
Issuance of shares, net	34,112		130,726
Share-based compensation from ESOP	161,231		393,825
Share-based compensation from controlling shareholder ESOP	(810)		5,251
Conversion of convertible bonds to shares	29,785		319,335
Exercise of options	7,974		2,361
Capital contributions from non-controlling shareholders	12,133
Acquisition of treasury shares	(6,862)
Subscription Receivable [Member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance	(4,696)		0		0
Balance	(4,696)	$ (643)	(4,696)		¥ 0
Issuance of shares, net			(4,696)
Warrant Outstanding [Member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance	29,587
Issuance of shares, net	29,587
Treasury shares [member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance	0
Balance	(6,862)	$ (940)	¥ 0
Acquisition of treasury shares	¥ (6,862)

[1]	Representing amount less than RMB1,000.